SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 18:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Balance Sheets:

a.	Other accounts receivable and prepaid expenses:

Composition:

	December 31,
	2014	2015

Government departments	$12,934	$16,394
Employees(1)	433	330
Prepaid expenses and advances to suppliers	15,829	15,465
Restricted deposits	484	6
Related Parties	403	224
Other	1,214	165

Total	$31,297	$32,584

b.	Liabilities to Banks and other financial institutions:

Composition:

	December 31,		December 31,
	2015		2014	2015
	Interest rate	Linkage
	%	basis

Bank credit	2.2	NIS-Unlinked	$378	$51
Short-term bank loans	1.75-2.25	NIS-Unlinked	15,313	21,274
Current maturities and accumulated interest on long-term loans from banks and other financial institutions (see Note 10)	2.64-5.85	NIS-Unlinked	27,498	37,744

Total			$43,190	$59,069

c.	Other accounts payable:

Composition:

	December 31,
	2014	2015

Government institutions	$13,216	$13,722
Customer advances	187	697
Accrued royalties to the OCS (Note 15f)	788	-
Accrued interest on debentures (Note 11)	-	213
Related parties	488	899
Accrued expenses and other current liabilities	8,646	1,184

Total	$23,325	$16,715

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2013	2014	2015

Financial income	$983	$2,888	$738
Financial costs related to long-term debt	(4,629)	(6,800)	(6,117)
Financial costs related Debentures	-	-	(460)
Financial costs related to short-term credit and others	(3,577)	(1,862)	(3,327)
Gain (loss) from marketable securities, net (1) (2)	987	908	912

Total	$(6,236)	$(4,866)	$(8,254)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2013, 2014 and 2015 in amounts of $ 985, $ 908 and $ 114, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2013 of $ 714 (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2013	2014	2015

Gain on sale of fixed assets, net	$14	$-	$-
Other loss (income)	-	(5)	2

Total	$14	$(5)	$2

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through four directly held entities: Matrix, Sapiens, Magic and Insync. From December 23, 2014 until September 30, 2015, Sapiens issued 1,077,003 shares following exercise of options by Sapiens employees that resulted in Formula’s interest in Sapiens' outstanding common shares being diluted from 50.2% to 49.1%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting due to loss of control in Sapiens in accordance with ASC 810.

Matrix

Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers' specific needs. Matrix also provides upgrading and expansion of existing software systems.

Prior to December 31, 2015, Matrix reported on four business operating segments, reportied its U.S and Israeli Software solutions and services under one operating segment. Following Matrix management decision to target the U.S market for expanding Matrix operations separately from its operations in the Israeli market, it was management’s decision to split this activity to a separate operating segment and beginning January 1, 2015 Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Software solutions and services in Israel (Information Technology – IT); (2) Software solutions and services in the U.S (Information Technology – IT) (3) Learning and integration; (4) Computer infrastructure and integration solutions; and, (5) Software product marketing and support.

Software solutions and services in Israel:

The software solutions and services in Israel provided by Matrix consist mainly of providing tailored software solutions and upgrading and expanding existing software systems. These services include, among others, developing customized software, adapting software to the customer's specific needs, implementing software and modifying it based on the customer's needs, outsourcing, project management, software testing and QA and integrating all or part of the above elements. The scope of work invested in each element varies from one customer to the other.

Software solutions and services in U.S:

Activity in this sector is mainly providing solutions and services of Governance Risk and Compliance (“GRC”) experts, including activities on the following topics: risk management, management and prevention of fraud,, Anti-Money Laundering and securing compliance with the regulations on these issues, through Matrix-IFS (formerly Exzac Inc, a wholly owned subsidiary of Matrix as well as providing solutions and specialized technological. technological services in areas such as: portals, BI (Business Intelligence) DBA (Data Base Administration), CRM (Customer Relation Management) and EIM (Enterprise Information Management) through Xtivia Technologies Inc (a wholly owned subsidiary of Matrix).

Learning and integration:

Matrix's activities in this segment consist of operating a network of high-tech training and instruction centers which provide application courses, professional training courses and advanced professional studies in the high-tech industry.

Computer infrastructure and integration solutions:

Matrix's activities in this segment consist of: (1) providing computer and telecommunication infrastructure solutions; (2) selling and marketing personal computers, portable computers, Intel servers, peripheral equipment, operating systems, servers and workstations that use Microsoft and selling and marketing mainframe storage and backup systems such as HP and EMC; (3) providing computer and peripheral equipment maintenance services, lab and helpdesk services; (4) providing wide range of cloud computing solutions (through the business specializing unit of the Company - Cloud Zone.

Software product marketing and support:

Matrix's activities in this segment include marketing and support for various software products the principal of which are CRM, computer systems management infrastructures, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools.

Sapiens

Sapiens is a leading global provider of proprietary software solutions for the insurance industry, with an emerging focus on the broader financial services sector. Sapiens offerings include a broad range of software solutions and services, comprised of (i) core software solutions for the insurance industry, including Property & Casualty/General Insurance (“P&C”) and Life, Annuities and Pensions (“L&P”) products, and record keeping software solutions for providers of Retirement Services (ii) variety of technology based solution including business decision management solutions for the financial services industry, including insurance, banking and capital markets and (iii) global Services including project delivery and implementation of the Company’ software solutions.

Sapiens has developed scalable, configurable, rule-based core software platforms which offer its clients comprehensive and function-rich solutions. Sapiens solutions allow its customers to support new delivery channels such as mobile and social, rapidly deploy new products, and improve operational efficiency. As its software is customizable to match specific business requirements, it supports its customers’ operations across different market segments, geographies and regulatory regimes. In addition, its software solutions enable compliance with complex and rapidly evolving regulations in the insurance and wider financial services industry.

Sapiens technology-based solutions include application development and business decision management platforms. Its application development platforms allow for the deployment of tailor-made solutions that address unique business needs for which pre-packaged software solutions may not be available. Its business decision management platform, Sapiens DECISION, allows business professionals to design, simulate, implement, change and analyze the business logic that drives financial operations and compliance in a business-friendly format and environment. Its platform facilitates the swift deployment of new or changed business logic that originates from regulatory updates or market changes, reduces costs and improves efficiency by shortening the software development lifecycle. This platform empowers the organization’s business users as they manage their business strategy, rules and logic by using business terms rather than programming language. Sapiens' insurance solutions are deployed at leading insurance carriers globally. Sapiens' service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

From August 21, 2011, the date on which Formula lost its control in Sapiens, as described in Note 1, until January 27, 2012, the date on which Formula regained its control in Sapiens, as described in Note 1, from November 19, 2013, the dates on which Formula lost its control in Sapiens, as described in Note 1 until December 23, 2014, the date on which Formula regained its control in Sapiens, as described in Note 1, and from September 30, 2015, the date on which Formula lost its control in Sapiens, as described in Note 1, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting and therefore were not considered an operating segment during these periods.

Magic

Magic is a global provider of proprietary application development and business process integration software solutions and related professional services, and a vendor of IT outsourcing services.

Magic software solutions are used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS and Appbuilder) and an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT). These solutions enable Magic customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Using its products solutions, enterprises and independent software vendors can accelerate time-to-market by rapidly building integrated solutions, deploying them in multiple environments while leveraging existing IT resources. In addition, its solutions are scalable and platform-agnostic, enabling its customers to build solutions by specifying their business logic requirements in a commonly used language rather than in computer code, and to benefit from seamless platform upgrades and cross-platform functionality without the need to re-write applications. Magic technology also enables future proof protection and supports current market trends such as the development of mobile applications that can be deployed on a variety of smartphones and tablets, and cloud environments.

With respect to IT outsourcing services, Magic offers a vast range of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, support services and supplemental outsourcing and staffing services.

Magic products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

From March 5, 2014, the date on which Formula lost its control in Magic, as described in Note 1, until December 31, 2014, Magic's results of operations were reflected in the Company's results using the equity method of accounting and therefore were not considered an operating segment during this period.

Insync

InSync is a U.S based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. InSync currently supports more than 30 VMS program customers with employees in over 40 states.

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Insync	Total

Revenues:
2015	586,610	136,577	-	29,919	753,106
2014	586,618	-	27,299	22,785	636,702
2013	534,792	117,281	144,958	-	797,031

Inter-segment sales:
2015	2,551	-	-	-	2,551
2014	285	-	-	-	285
2013	870	-	280	-	1,150

Operating income:
2015	30,788	15,314	-	(208)	45,894
2014	30,003	-	3,350	1,682	35,035
2013	34,376	9,015	17,351		60,742

	Matrix	Sapiens	Magic	Insync	Total

Identifiable assets:
2015	354,901	-	-	6,337	361,238
2014	326,469	205,622	-	7,641	539,732

Goodwill:
2015	162,173	-	-	-	162,173
2014	155,974	217,257	-	-	373,231

Identifiable liabilities:
2015	223,983	-	-	1,257	225,240
2014	201,736	57,736	-	1,436	260,908

Depreciation and amortization:
2015	6,151	10,768		280	17,199
2014	7,400	-	1,386	(655)	8,131
2013	7,381	8,588	8,380	-	24,349

	Matrix	Sapiens	Magic	Insync	Total

Investments in segment assets:
2015	3,188	2,229	-	10	5,427
2014	3,848	-	161	29	4,038
2013	3,577	2,794	497	-	6,868

The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2013	2014	2015

Revenues:
Revenues as above	$797,031	$636,702	$753,106
Less inter-segment transactions	(1,150)	(285)	(2,551)

Revenues as per statements of operations	$795,881	$636,417	$750,555

	December 31,
	2014	2015
Identifiable assets:
Total assets of operating segments	$912,963	$523,411
Assets not identifiable to a particular segment	216,661	548,038
Elimination of inter-segment assets and other	(4,500)	(4,500)

Total assets as per consolidated balance sheets	1,125,124	1,066,949

Identifiable liabilities:
Total liabilities of operating segments	260,908	225,240
Liabilities not identifiable to a particular segment	212,052	283,426
Elimination of inter-segment liabilities and other	(4,500)	(4,500)

Total liabilities as per consolidated balance sheets	468,460	504,166

g.	Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2014	2015

Israel	$18,204	$13,540
United States	451	424
Europe	1,345	235
Japan	109	-
Other	17	-

Total	$20,126	$14,199

2.	Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2013	2014	2015

Israel	$526,179	$531,193	$527,628
International:
United States	155,002	87,270	144,489
Europe	84,864	14,576	63,347
Other	29,836	3,378	15,091

Total	$795,881	$636,417	$750,555

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2013	2014	2015

Numerator:
Net income basic earnings per share - income available to shareholders	$80,687	$80,833	$73,795

Amount for diluted earnings per share - income available to shareholders	80,219	$80,541	$73,721

Weighted average shares outstanding
Denominator for basic net earnings per share	13,725	13,929	14,071
Effect of dilutive securities	398	479	673

Denominator for diluted net earnings per share	14,123	14,408	14,744

Basic net earnings per share	5.88	5.80	5.24

Diluted net earnings per share	$5.68	5.59	5.00